Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
Current assets
Cash	$ 6,787	$ 8,331
Amounts receivable	2,307	1,958
Prepayments and other assets	1,215	1,246
Inventories	6,534	6,249
Total current assets	16,843	17,784
Other long-term assets	3,373	3,259
Mineral property, plant and equipment	82,416	77,817
Total assets	102,632	98,860
Current liabilities
Amounts payable and accrued liabilities	15,876	15,545
Income tax payable	840	1,411
Current portion of deferred revenue	1,322	1,653
Current portion of lease liabilities	903	401
Derivative financial instrument liabilities	1,454	2,273
Total current liabilities	20,395	21,283
Lease liabilities	1,951	942
Deferred income tax liability	10,796	9,505
Provision for reclamation	1,127	1,091
Total liabilities	34,269	32,821
Equity
Share capital	166,313	165,945
Share-based payments reserve	8,970	9,151
Warrants reserve	1,700	1,700
Accumulated deficit	(120,912)	(121,893)
Equity attributable to shareholders	56,071	54,903
Non-controlling interest	12,292	11,136
Total equity	68,363	66,039
Total equity and liabilities	$ 102,632	$ 98,860